Other Non-Current Liabilities	12 Months Ended
Jun. 30, 2023
Other Non-Current Liabilities [Abstract]
Other Non-current liabilities

Note 28. Other Non-current liabilities

	Consolidated
	30 June 2023	30 June 2022
	$	$

Deferred acquisition consideration	346,796	-

The reconciliation of the present value of deferred consideration at business combination to balance date is shown below:

	30 June 2023	30 June 2022
	$	$

Deferred consideration – current portion	372,875	-
Deferred consideration – non-current portion	346,796	-
	719,671	-

Refer to Note 32 for further information on financial instruments.